UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10347

        Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            02/28

Date of reporting period:         11/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
	November 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.6% (4.0% of Total Investments)
$ 1,150	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$1,024,190
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
7,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	4,728,600
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
29,660	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	11,768,495
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

38,310	Total Consumer Staples			17,521,285

	Education and Civic Organizations – 6.7% (4.1% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	235,228
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	189,534
270	5.000%, 11/01/25	11/15 at 100.00	A2	242,860
3,825	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/09 at 101.00	A2	3,475,816
	Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)
4,708	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	AA–	3,522,902
	Trust 1065, 8.923%, 3/01/33 (IF)
6,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	AA	5,576,280
	MBIA Insured
620	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	499,280
	University, Series 2003, 6.500%, 10/01/23
4,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	AA	3,949,720
	5/15/23 – AMBAC Insured (UB)

19,913	Total Education and Civic Organizations			17,691,620

	Health Care – 27.1% (16.3% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001:
4,000	6.000%, 4/01/22	4/12 at 100.00	BBB+	3,700,360
2,000	6.125%, 4/01/32	4/12 at 100.00	BBB+	1,714,440
670	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	519,585
	Series 2006, 5.000%, 4/01/37
2,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA	1,753,000
	5.000%, 11/15/42 – MBIA Insured
9,875	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	AA–	5,181,826
	Bond Trust 3175, 16.281%, 11/15/46 (IF)
9,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	7,745,760
	LLC, Series 2001A, 5.550%, 8/01/31
2,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/15 at 100.00	A	1,836,223
	System West, Series 2005A, 5.000%, 3/01/35
1,594	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	920,692
	System, Trust 2554, 14.196%, 7/01/47 – FSA Insured (IF)
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health
	System, Series 2007A:
1,000	4.800%, 7/15/17	No Opt. Call	N/R	711,950
3,435	5.125%, 7/15/31	7/17 at 100.00	N/R	1,929,405
6,525	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	A+	6,829,978
	Memorial Health Services, Series 2003A, 6.000%, 10/01/12
6,450	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	6,677,556
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured
4,500	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AAA	4,149,270
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
7,665	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	11/09 at 102.00	A+	7,216,368
	Mission Community Hospital, Series 2001, 5.375%, 11/01/21
12,425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,405,104
	Series 2006, 5.000%, 3/01/41
645	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	541,606
	Series 2001C, 5.250%, 8/01/31
2,950	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/08 at 100.00	BBB	2,932,123
	2008A, 8.250%, 12/01/38
	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical
	Center, Series 2007A:
5,790	5.000%, 7/01/38	7/17 at 100.00	A3	4,269,141
4,500	5.000%, 7/01/47	7/17 at 100.00	A3	3,268,305

87,544	Total Health Care			71,302,692

	Housing/Multifamily – 3.6% (2.1% of Total Investments)
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	214,312
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,735	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,360,708
	Home Park, Series 2003A, 5.750%, 9/15/38
1,125	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	912,409
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,610	San Bernardino County Housing Authority, California, GNMA Collateralized Multifamily Mortgage	11/11 at 105.00	Aaa	3,548,522
	Revenue Bonds, Pacific Palms Mobile Home Park, Series 2001A, 6.700%, 12/20/41
	San Jose, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed Securities
	Program, Lenzen Housing, Series 2001B:
1,250	5.350%, 2/20/26 (Alternative Minimum Tax)	8/11 at 102.00	AAA	1,083,750
2,880	5.450%, 2/20/43 (Alternative Minimum Tax)	8/11 at 102.00	AAA	2,302,474

10,925	Total Housing/Multifamily			9,422,175

	Housing/Single Family – 3.0% (1.8% of Total Investments)
2,655	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008, Trust	2/17 at 100.00	AA–	1,457,724
	3137, 13.692%, 8/01/37 (Alternative Minimum Tax) (IF)
785	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	735,223
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
12,725	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1021,	2/16 at 100.00	AA–	5,611,343
	7.609%, 8/01/31 (Alternative Minimum Tax) (IF)

16,165	Total Housing/Single Family			7,804,290

	Industrials – 1.8% (1.1% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,453,880
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
5,205	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	3,344,889
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)

7,205	Total Industrials			4,798,769

	Long-Term Care – 1.8% (1.1% of Total Investments)
2,450	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A+	2,234,522
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds,
	Aldersly Project, Series 2002A:
1,500	5.125%, 3/01/22	3/12 at 101.00	A+	1,366,530
1,315	5.250%, 3/01/32	3/12 at 101.00	A+	1,108,032

5,265	Total-Long Term Care			4,709,084

	Tax Obligation/General – 20.1% (12.1% of Total Investments)
9,335	California, General Obligation Bonds, Series 2002, 6.000%, 2/01/16 – FSA Insured	No Opt. Call	AAA	10,552,937
10	California, General Obligation Veterans Welfare Bonds, Series 1997BJ, 5.500%, 12/01/18	12/08 at 100.00	AA–	10,001
	(Alternative Minimum Tax)
14,300	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 –	12/08 at 100.00	AA	13,195,325
	MBIA Insured (Alternative Minimum Tax)
3,000	Contra Costa County Community College District, California, General Obligation Bonds, Series	8/12 at 100.00	AA	2,975,160
	2002, 5.000%, 8/01/23 – FGIC Insured
2,500	Fullerton Joint Union High School District, Orange County, California, General Obligation	8/12 at 100.00	Aa3	2,453,950
	Bonds, Series 2002A, 5.000%, 8/01/23 – FSA Insured
2,260	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/11 at 101.00	AA	2,258,734
	2002, 5.125%, 8/01/22 – FGIC Insured
870	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 –	7/11 at 100.00	AAA	811,849
	FSA Insured
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA	545,520
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
10,810	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/11 at 102.00	AAA	11,615,561
	Election of 1998, Series 2001C, 5.000%, 7/01/26 – FSA Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/12 at 101.00	AA	4,313,120
	Election of 1998, Series 2002D, 5.250%, 7/01/21 – FGIC Insured
2,715	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AA	2,593,124
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – MBIA Insured
1,630	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AA	1,592,021
	Bonds, Series 2003C, 5.000%, 8/01/22 – FGIC Insured

52,005	Total Tax Obligation/General			52,917,302

	Tax Obligation/Limited – 42.2% (25.4% of Total Investments)
2,040	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	1,545,178
	Tax Bonds, Series 2007, 5.750%, 8/01/25
7,135	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital	11/11 at 100.00	AAA	6,797,871
	Improvement Revenue Bonds, Series 2001, 5.000%, 11/01/25 – FSA Insured
8,210	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A	8,596,198
	2003C, 5.500%, 6/01/16
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	A	3,511,120
	Series 2002B, 5.000%, 3/01/27 – AMBAC Insured
4,510	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/11 at 102.00	A	3,640,111
	Hospital Addition, Series 2001A, 5.000%, 12/01/26 – AMBAC Insured
	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community
	Facilities District 90-2 – Talega, Series 2003:
1,750	5.875%, 9/01/23	9/13 at 100.00	N/R	1,427,702
550	6.000%, 9/01/33	9/13 at 100.00	N/R	413,033
715	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA	574,166
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AA	1,556,777
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	835,943
	6.000%, 9/01/34
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/12 at 100.00	N/R	888,440
	Series 2002, 6.100%, 9/01/22
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	3,677,100
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
350	5.000%, 9/01/26	9/16 at 100.00	N/R	247,552
805	5.125%, 9/01/36	9/16 at 100.00	N/R	514,878
3,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	2,557,110
	Series 2003H, 6.000%, 10/01/20
685	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	440,469
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
5,250	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/12 at 101.00	N/R	4,444,807
	Facilities District of Mountain House, Series 2002, 6.300%, 9/01/24
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,646,080
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	787,680
	8/01/37 – RAAI Insured
5,425	Lodi, California, Certificates of Participation, Public Improvement Financing Project, Series	10/12 at 100.00	AA	5,048,722
	2002, 5.000%, 10/01/26 – MBIA Insured
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A2	1,032,280
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,675	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,587,649
	Participation, Series 2005, 5.000%, 3/01/26 – FSA Insured
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
545	5.000%, 9/01/26	9/14 at 102.00	N/R	374,164
250	5.000%, 9/01/33	9/14 at 102.00	N/R	159,680
3,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AA	2,943,690
	District Redevelopment Project, Series 2003, 5.500%, 9/01/19 – FGIC Insured
4,520	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	A	4,339,290
	Series 2001, 5.000%, 8/01/24 – AMBAC Insured
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	1,480,300
	Ranch, Series 2003A, 5.550%, 8/15/33
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/12 at 102.00	AA	9,320,319
	Area 1, Series 2002, 5.100%, 4/01/30 – MBIA Insured
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	2/11 at 100.00	AA	2,956,655
	Projects, Series 2001AD, 5.000%, 2/01/27 – MBIA Insured
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB+	4,594,080
	7/01/39 – FGIC Insured
625	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	481,788
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
780	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	A	677,282
	8/01/25 – AMBAC Insured
1,145	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	859,861
	Series 2003C, 6.000%, 9/01/33
14,505	San Diego Redevelopment Agency, California, Tax Allocation Bonds, Centre City Project, Series	9/11 at 101.00	AAA	13,579,146
	2008, 5.000%, 9/01/26 – FSA Insured (UB)
2,300	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AA+	2,198,754
	2001, 5.000%, 7/01/26 – AMBAC Insured
1,345	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA	1,060,775
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	8/15 at 100.00	AA	7,001,708
	Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,320,414
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,433,560
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,375	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,006,816
	District 2001-1, Series 2004A, 6.125%, 9/01/39
2,500	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	10/11 at 100.00	AA	2,326,600
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/26 – MBIA Insured

128,520	Total Tax Obligation/Limited			110,885,748

	Transportation – 8.4% (5.1% of Total Investments)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,565,599
	2006, 5.000%, 4/01/31 (UB)
1,775	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,393,603
	2008, Trust 3211, 11.894%, 4/01/39 (IF)
11,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	9,794,565
	Bonds, Series 1999, 5.875%, 1/15/28
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29B:
4,110	5.125%, 5/01/17 – FGIC Insured	5/13 at 100.00	AA	4,139,263
5,140	5.125%, 5/01/19 – FGIC Insured	5/13 at 100.00	AA	5,175,158

24,465	Total Transportation			22,068,188

	U.S. Guaranteed – 28.3% (17.0% of Total Investments) (4)
4,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2002A, 6.750%,	9/12 at 102.00	N/R (4)	4,707,080
	9/01/25 (Pre-refunded 9/01/12)
11,240	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	6/12 at 100.00	Baa3 (4)	12,119,305
	County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33 (Pre-refunded 6/01/12) (5)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – SYNCORA GTY Insured	5/12 at 101.00	Aaa	3,913,000
9,000	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	9,988,020
720	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (4)	758,182
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
1,770	Central California Joint Powers Health Finance Authority, Certificates of Participation,	2/10 at 101.00	AAA	1,879,705
	Community Hospitals of Central California Obligated Group, Series 2000,
	6.000%, 2/01/20 (Pre-refunded 2/01/10)
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	2,363,160
	Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)
5,690	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	6,118,855
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	2,314,168
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,562,778
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
1,525	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation	8/14 at 100.00	A1 (4)	1,741,382
	Bonds, Series 2004A, 5.250%, 8/01/22 (Pre-refunded 8/01/14) – FGIC Insured
5,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	5,989,445
	7/01/36 (Pre-refunded 7/01/12)
4,725	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AA+ (4)	5,110,465
	2001, 5.000%, 7/01/26 (Pre-refunded 7/01/11) – AMBAC Insured
7,595	San Francisco State University Foundation Inc., California, Auxiliary Organization Student	9/11 at 101.00	AA (4)	8,315,006
	Housing Revenue Bonds, Series 2001, 5.000%, 9/01/26 (Pre-refunded 9/01/11) – MBIA Insured
4,200	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	4,665,654
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.500%, 6/01/36 (Pre-refunded 6/01/12)
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A+ (4)	2,815,950
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)

67,240	Total U.S. Guaranteed			74,362,155

	Utilities – 3.4% (2.1% of Total Investments)
3,815	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,402,115
	2007A, 5.000%, 11/15/35
1,285	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	BBB–	1,043,150
	9/01/31 – SYNCORA GTY Insured
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	3,713,800
	Project, Series 2003, 5.700%, 9/01/36
2,250	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.125%, 8/01/22 –	8/12 at 100.00	A	1,856,880
	AMBAC Insured (Alternative Minimum Tax)

12,350	Total Utilities			9,015,945

	Water and Sewer – 10.8% (6.5% of Total Investments)
1,070	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/22 –	6/14 at 100.00	AA–	1,054,506
	AMBAC Insured
7,000	Carmichael Water District, Sacramento County, California, Water Revenue Certificates of	9/09 at 102.00	AA	5,978,350
	Participation, Series 1999, 5.125%, 9/01/29 – MBIA Insured
	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates
	of Participation, Series 2008, Trust 3220:
3,420	12.983%, 7/01/33 (IF)	7/18 at 100.00	AA	2,932,330
2,845	12.829%, 7/01/35 (IF)	7/18 at 100.00	AA	2,391,571
1,125	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	993,150
	10/01/36 – FSA Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA	752,166
	5.000%, 4/01/36 – MBIA Insured
850	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA	688,738
	5.000%, 6/01/31 – MBIA Insured
1,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	774,910
1,000	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AA	951,710
	5.000%, 3/01/24 – MBIA Insured
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue
	Bonds, Series 2002:
2,500	5.000%, 8/01/23 – MBIA Insured	8/12 at 100.00	AA	2,426,450
6,260	5.000%, 8/01/24 – MBIA Insured	8/12 at 100.00	AA	6,035,454
3,315	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AA	3,401,356
	Refunding Bonds, Series 2003A, 5.250%, 10/01/18 – MBIA Insured

31,275	Total Water and Sewer			28,380,691

$ 501,182	Total Long-Term Investments (cost $494,612,254) – 163.8%			430,879,944

	Short-Term Investments – 2.2% (1.3% of Total Investments)
$ 5,790	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed		A-1	5,790,000
	Revenue Bonds, Variable Rate Demand Obligations, Series 2005A, Trust 2448, 5.640%, 6/01/45 –
	FGIC Insured (6)

	Total Short-Term Investments (cost $5,790,000)			5,790,000

	Total Investments (cost $500,402,254) – 166.0%			436,669,944

	Floating Rate Obligations – (5.2)%			(13,650,000)

	Other Assets Less Liabilities – (0.0)%			(98,241)

	Auction Rate Preferred Shares, at Liquidation Value – (60.8)% (7)			(159,925,000)

	Net Assets Applicable to Common Shares – 100%			$262,996,703

Forward Swaps outstanding at November 30, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation)

Citigroup Inc.	$10,000,000	Receive	3-Month USD-LIBOR	5.323%	Semi-Annually	7/29/09	7/29/38	$(4,252,250)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

Futures Contracts outstanding at November 30, 2008:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	November 30, 2008	(Depreciation)

U.S. Treasury Bond	Short	(62)	12/08	$(7,970,875)	$(571,721)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor
Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Subsequent to November 30, 2008, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Portion of investment has been pledged to collateralize the net payment obligations under forward swap contracts.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 36.6%.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of November 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$436,669,944	$ —	$436,669,944
Derivatives*	(571,721)	(4,252,250)	—	(4,823,971)

Total	$(571,721)	$432,417,694	$ —	$431,845,973

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2008, the cost of investments was $486,691,503.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 9,418,945
Depreciation	(73,088,623)

Net unrealized appreciation (depreciation) of investments	$(63,669,678)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         January 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        January 29, 2009